NOTES PAYABLE (Details) - USD ($)	May 31, 2024	May 31, 2023
Debt Instrument [Line Items]
Total Notes Payable	$ 1,434,733	$ 1,465,138
Less: Current Portion	(1,434,733)	(1,465,138)
Long-Term Notes Payable	0	0
Note Payable 1 [Member]
Debt Instrument [Line Items]
Total Notes Payable	54,079	64,700
Note Payable 2 [Member]
Debt Instrument [Line Items]
Total Notes Payable	25,000	25,000
Note Payable 3 [Member]
Debt Instrument [Line Items]
Total Notes Payable	50,000	50,000
Note Payable 4 [Member]
Debt Instrument [Line Items]
Total Notes Payable	7,000	7,000
Note Payable 5 [Member]
Debt Instrument [Line Items]
Total Notes Payable	50,000	50,000
Note Payable 6 [Member]
Debt Instrument [Line Items]
Total Notes Payable	50,000	50,000
Note Payable 7 [Member]
Debt Instrument [Line Items]
Total Notes Payable	25,000	25,000
Note Payable 8 [Member]
Debt Instrument [Line Items]
Total Notes Payable	40,000	40,000
Note Payable 9 [Member]
Debt Instrument [Line Items]
Total Notes Payable	25,000	25,000
Note Payable 10 [Member]
Debt Instrument [Line Items]
Total Notes Payable	46,890	46,890
Note Payable 11 [Member]
Debt Instrument [Line Items]
Total Notes Payable	29,000	29,000
Note Payable 12 [Member]
Debt Instrument [Line Items]
Total Notes Payable	21,500	21,500
Note Payable 13 [Member]
Debt Instrument [Line Items]
Total Notes Payable	8,100	8,100
Note Payable 14 [Member]
Debt Instrument [Line Items]
Total Notes Payable	35,000	35,000
Note Payable 15 [Member]
Debt Instrument [Line Items]
Total Notes Payable	8,505	8,505
Note Payable 16 [Member]
Debt Instrument [Line Items]
Total Notes Payable	154,764	154,764
Note Payable 17 [Member]
Debt Instrument [Line Items]
Total Notes Payable	152,369	170,212
Note Payable 18 [Member]
Debt Instrument [Line Items]
Total Notes Payable	14,000	14,000
Note Payable 19 [Member]
Debt Instrument [Line Items]
Total Notes Payable	424	58,250
Note Payable 20 [Member]
Debt Instrument [Line Items]
Total Notes Payable	203,095	245,000
Note Payable 21 [Member]
Debt Instrument [Line Items]
Total Notes Payable	0	37,815
Note Payable 22 [Member]
Debt Instrument [Line Items]
Total Notes Payable	12,649	17,412
Note Payable 23 [Member]
Debt Instrument [Line Items]
Total Notes Payable	76,375	8,514
Note Payable 24 [Member]
Debt Instrument [Line Items]
Total Notes Payable	10,201	0
Note Payable 25 [Member]
Debt Instrument [Line Items]
Total Notes Payable	2,448	0
Note Payable 26 [Member]
Debt Instrument [Line Items]
Total Notes Payable	11,217	0
Note Payable 27 [Member]
Debt Instrument [Line Items]
Total Notes Payable	48,641	0
Note Payable 28 [Member]
Debt Instrument [Line Items]
Total Notes Payable	70,000	70,000
Note Payable 29 [Member]
Debt Instrument [Line Items]
Total Notes Payable	100,000	100,000
Note Payable 30 [Member]
Debt Instrument [Line Items]
Total Notes Payable	$ 103,476	$ 103,476